Changes in Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Abstract]
Changes in Accumulated Comprehensive Income (Loss)
CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
The changes in accumulated other comprehensive income (loss) attributable to Delphi (net of tax) are shown below. Other comprehensive income includes activity relating to discontinued operations.

	Year Ended December 31,
	2014	2013	2012
	(in millions)
Foreign currency translation adjustments:
Balance at beginning of year	$(17)	$(62)	$(120)
Aggregate adjustment for the year	(316)	45	58
Balance at end of year	(333)	(17)	(62)

Gains (losses) on derivatives:
Balance at beginning of year	$2	$14	$(45)
Other comprehensive income before reclassifications (net tax effect of $32 million, $0 million and $33 million)	(92)	(14)	57
Reclassification to income (net tax effect of $1 million, $5 million and $0 million)	12	2	2
Balance at end of year	(78)	2	14

Pension and postretirement plans:
Balance at beginning of year	$(222)	$(189)	$(18)
Other comprehensive income before reclassifications (net tax effect of $24 million, $7 million and $57 million)	(117)	(40)	(171)
Reclassification to income (net tax effect of $2 million, $2 million and $0 million)	9	7	—
Balance at end of year	(330)	(222)	(189)

Accumulated other comprehensive (loss) income, end of year	$(741)	$(237)	$(237)
Reclassifications from accumulated other comprehensive income to income for the years ended December 31, 2014 and December 31, 2013 were as follows:

Reclassification out of Accumulated Other Comprehensive Income
Details about Accumulated Other Comprehensive Income Components	Year Ended December 31, 2014	Year Ended December 31, 2013	Affected Line Item in the Statement of Operations
	(in millions)
Gains (losses) on derivatives:
Commodity derivatives	$(17)	$(22)	Cost of sales
Foreign currency derivatives	4	23	Cost of sales
Foreign currency derivatives	—	2	Other income
	(13)	3	Income before income taxes
	1	(5)	Income tax expense
	(12)	(2)	Net income
	—	—	Net income attributable to noncontrolling interest
	$(12)	$(2)	Net income attributable to Delphi

Pension and postretirement plans:
Actuarial gains/(losses)	$(11)	$(9)	(1)
	(11)	(9)	Income before income taxes
	2	2	Income tax expense
	(9)	(7)	Net income
	—	—	Net income attributable to noncontrolling interest
	$(9)	$(7)	Net income attributable to Delphi

Total reclassifications for the year	$(21)	$(9)

(1)	These accumulated other comprehensive loss components are included in the computation of net periodic pension cost (see Note 12. Pension Benefits for additional details).